The Series A
Fixed And Variable  Annuity
issued by
COVA VARIABLE ANNUITY ACCOUNT FIVE
and
COVA FINANCIAL LIFE INSURANCE COMPANY

This prospectus describes the Series A Fixed and Variable Annuity Contract offered by Cova Financial Life Insurance Company (Cova).

The annuity contract has 20 investment choices-- a fixed account which offers an interest rate which is guaranteed by Cova, and 19 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios (except as noted).

AIM Variable Insurance Funds:
     Managed by A I M Advisors, Inc.
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Value Fund


Cova Series Trust:
     Managed by J.P. Morgan Investment Management Inc.
         Select Equity Portfolio
         Small Cap Stock Portfolio
         International Equity Portfolio
         Quality Bond Portfolio
         Large Cap Stock Portfolio

     Managed by Lord, Abbett & Co.
         Bond Debenture Portfolio
         Mid-Cap Value Portfolio
         Large Cap Research Portfolio
         Developing Growth Portfolio
         Lord Abbett Growth and Income Portfolio


Franklin Templeton Variable Insurance
Products Trust*, Class 1 Shares:
     Managed by Franklin Advisers, Inc.
         Franklin Small Cap Fund (the surviving fund of the
            merger with Franklin Small Cap Investments Fund)
         Franklin Large Cap Growth Securities Fund (the surviving fund of the merger with Franklin Large Cap Growth Investments Fund) Templeton Global Income Securities Fund (the surviving fund of the merger with Templeton Bond Fund)

     Managed by Templeton Investment Counsel, Inc.
          Templeton International Securities Fund
            (formerly, Templeton International Fund)

     Managed by Templeton Global Advisors Limited
          Templeton Growth Securities Fund (the surviving fund of the merger with Templeton Stock Fund)

*Effective May 1, 2000, the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust.


General American Capital Company:
     Managed by Conning Asset Management Company
         Money Market Fund

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Series A Fixed and Variable Annuity Contract.

To learn more about the Cova Series A Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated July 11, 2000. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 20 of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

The Contracts:

o    are not bank deposits

o    are not federally insured

o    are not endorsed by any bank or government agency

o    are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

July 11, 2000

TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS                                     3

  SUMMARY                                                    4

  Fee Table                                                  6

  Examples                                                   8

  THE ANNUITY CONTRACT                                      10

  ANNUITY PAYMENTS (THE INCOME PHASE)                       10
     Selecting an Annuity Date                              10
     Annuity Payments                                       10
     Selecting an Annuity Option                            10

  PURCHASE                                                  11
     Purchase Payments                                      11
     Allocation of Purchase Payments                        11
     Free Look                                              11
     Accumulation Units                                     11

  INVESTMENT OPTIONS                                        12
     AIM Variable Insurance Funds                           12
     Cova Series Trust                                      12
     Franklin Templeton Variable Insurance Products Trust   12
     General American Capital Company                       13
     Transfers                                              13
     Dollar Cost Averaging Program                          14
     Automatic Rebalancing Program                          14
     Voting Rights                                          14
     Substitution                                           14

  EXPENSES                                                  14
     Mortality and Expense Risk Charge                      14
     Contract Maintenance Charge                            14
     Sales Charge                                           15
         How to Reduce the Sales Charge                     15
     Premium Taxes                                          15
     Transfer Fee                                           15
     Income Taxes                                           15
     Investment Portfolio Expenses                          15

  TAXES                                                     15
     Annuity Contracts in General                           16
     Qualified and Non-Qualified Contracts                  16
     Withdrawals - Non-Qualified Contracts                  16
     Withdrawals - Qualified Contracts                      16
     Withdrawals - Tax-Sheltered Annuities                  17
     Diversification                                        17

  ACCESS TO YOUR MONEY                                      17
     Suspension of Payments or Transfers                    17
     Systematic Withdrawal Program                          18

  PERFORMANCE                                               18

  DEATH BENEFIT                                             18
     Upon Your Death                                        18
     Death of Annuitant                                     19

  OTHER INFORMATION                                         19
     Cova                                                   19
     The Separate Account                                   19
     Distributor                                            19
     Ownership                                              20
     Annuitant                                              20
     Beneficiary                                            20
     Assignment                                             20
     Financial Statements                                   20

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                      20

APPENDIX
Performance Information                                    A-1

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
                                                          Page

Accumulation Phase                                          10
Accumulation Unit                                           11
Annuitant                                                   20
Annuity Date                                                10
Annuity Options                                             10
Annuity Payments                                            10
Annuity Unit                                                11
Beneficiary                                                 20
Fixed Account                                               10
Income Phase                                                10
Investment Portfolios                                       12
Joint Owner                                                 20
Non-Qualified                                               16
Owner                                                       20
Purchase Payment (including Gross Purchase Payment and
   Net Purchase Payment)                                    11
Qualified                                                   16
Tax Deferral                                                16

SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.


THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 19 investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The contract also offers a fixed account with an interest rate that is guaranteed by Cova. While your money is in the fixed account, we guarantee the interest your money will earn as well as your principal.

You can put money into any or all of the investment portfolios (except as noted) and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications. After 12 transfers, the charge is $25.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.



ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose one of three payment plans (we call them annuity options). Once you begin receiving regular payments, you cannot change your annuity option.



PURCHASE:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. We will not issue a contract to someone over age 90. Your registered representative can help you complete the proper forms.



INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are described in the prospectuses for the funds.

Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.



EXPENSES:

The contract has insurance and investment features. There are costs related to each.

o Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000.

o Cova also deducts a mortality and expense risk charge which is equivalent, on an annual basis, to .85% of the average daily value of your contract allocated to the investment portfolios.

o Cova will deduct a sales charge from each purchase payment you make before it allocates your money to the investment portfolios and/or the fixed account. The amount of the sales charge varies depending upon the amount of the purchase payments you make and the value of your contract at the time Cova receives your purchase payment. Cova will also take into account the amount of purchase payments which you represent in writing will be made during a 13-month period. The larger your purchase payments and contract value are, the less your sales charge will be. The charge ranges from 5.75% to 1.00%.

o When you begin receiving regular income payments from your annuity, Cova may assess a state premium tax charge which ranges from 0% - 4%, depending upon the state.

o There are also investment charges which currently range from .205% to 1.30% of the average daily value of the investment portfolio depending upon the investment portfolio.



TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.



ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. Of course, you may also have to pay income tax and a tax penalty on any money you take out.



DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.



OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it, we will send your money back. Cova will refund the value of your contract plus the sales charge determined as of the business day that the refund is made. If you are 60 or older when we issue your contract, you can cancel it within 30 days from the date you received it for a refund of the value of your contract plus the sales charge. If you buy the contract as an IRA, we may be required to refund the gross purchase payment.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who Should Purchase the Contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o Systematic Withdrawal Program -- You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you may have to pay taxes on money you receive.

o Dollar Cost Averaging Program -- You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase.

o Automatic Rebalancing -- You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select.

These features may not be suitable for your particular situation.



INQUIRIES:

If you need more information, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661

Service Office
P.O. Box 10366
Des Moines, IA 50306-0366
800-343-8496
For Express Mail Only:
4700 Westown Parkway, Suite 200
West Des Moines, IA 50266-6718

COVA VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE
The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the separate account as well as the investment portfolios. Expenses of the investment portfolios are not fixed or specified under the terms of the contract and actual expenses may vary.

Owner Transaction Expenses
Sales Charge (See Note 1 on page 9)
   (as a percentage of gross purchase payment)

              Owner's Investment            Sales Charge
             -------------------            -----------
              Less than $50,000                 5.75%
              $50,000 - $99,999.99              4.50%
              $100,000 - $249,999.99            3.50%
              $250,000 - $499,999.99            2.50%
              $500,000 - $999,999.99            2.00%
              $1,000,000 or greater             1.00%

Transfer Fee
   (see  Note 2 on page 9)

No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer.

Contract Maintenance Charge         $30 per contract per year
   (see Note 3 on page 9)

Separate Account Annual Expenses
   (as a percentage of average account value)

Mortality and Expense Risk Charge                      .85%
                                                      ------
Total Separate Account Annual Expenses                 .85%



Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                              Other Expenses
                                                                                              (after expense        Total Annual
                                                                       Management            reimbursement for        Portfolio
                                                                          Fees             certain Portfolios)        Expenses
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation Fund                                 .62%                     .11%                 .73%
       AIM V.I. International Equity Fund                                 .75%                     .22%                 .97%
       AIM V.I. Value Fund                                                .61%                     .15%                 .76%
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust (a)
Managed by J.P. Morgan Investment Management Inc.
       Select Equity Portfolio                                            .67%                     .10%                 .77%
       Small Cap Stock Portfolio                                          .85%                     .19%                1.04%
       International Equity Portfolio                                     .79%                     .31%                1.10%
       Quality Bond Portfolio                                             .54%                     .10%                 .64%
       Large Cap Stock Portfolio                                          .65%                     .10%                 .75%
------------------------------------------------------------------------------------------------------------------------------------
Managed by Lord, Abbett & Co.
       Bond Debenture Portfolio                                           .75%                     .10%                 .85%
       Mid-Cap Value Portfolio                                           1.00%                     .30%                1.30%
       Large Cap Research Portfolio                                      1.00%                     .30%                1.30%
       Developing Growth Portfolio                                        .90%                     .30%                1.20%
       Lord Abbett Growth and Income Portfolio(b)                         .65%                     .05%                 .70%
------------------------------------------------------------------------------------------------------------------------------------


Investment Portfolio Expenses (continued)
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                              Other Expenses
                                                                                              (after expense        Total Annual
                                                                       Management            reimbursement for        Portfolio
                                                                          Fees             certain Portfolios)        Expenses
------------------------------------------------------------------------------------------------------------------------------------
Franklin  Templeton Variable Insurance Products Trust, Class 1 Shares Managed by
Franklin Advisers, Inc.
       Franklin Small Cap Fund (c)                                        .55%                     .27%                 .82%
       Franklin Large Cap Growth Securities Fund (d)                      .75%                     .02%                 .77%
       Templeton Global Income Securities Fund (e)                        .60%                     .05%                 .65%
------------------------------------------------------------------------------------------------------------------------------------

Managed by Templeton Investment Counsel, Inc.
       Templeton International Securities Fund (f)                        .69%                     .19%                 .88%
------------------------------------------------------------------------------------------------------------------------------------

Managed by Templeton Global Advisors Limited
       Templeton Growth Securities Fund (g)                               .83%                     .05%                 .88%

General American Capital Company
Managed by Conning Asset Management Company
       Money Market Fund                                                  .125%                    .08%                 .205%
------------------------------------------------------------------------------------------------------------------------------------

(a) Cova reimburses the investment portfolios, except the Select Equity, Small Cap Stock and International Equity Portfolios, for all operating expenses (exclusive of the management fees) in excess of approximately .30% for the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios and in excess of approximately .10% for the other investment portfolios. Prior to May 1, 1999, Cova had reimbursed expenses in excess of approximately .10% with respect to the Select Equity, Small Cap Stock, International Equity, Mid-Cap Value, Large Cap Research and Developing Growth Portfolios. Therefore, the amounts shown above under "Other Expenses" have been restated to reflect the estimated expenses for the Select Equity, Small Cap Stock and International Equity Portfolios for the year ending December 31, 2000. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ended December 31, 1999 were:
1.09% for the Small Cap Stock Portfolio; 1.15% for the International Equity Portfolio; .71% for the Quality Bond Portfolio; .76% for the Large Cap Stock Portfolio; .86% for the Bond Debenture Portfolio; 1.41% for the Mid-Cap Value Portfolio; 1.38% for the Large Cap Research Portfolio, and 1.34% for the Developing Growth Portfolio.

(b) The Portfolio commenced investment operations on January 8, 1999.

(c) On 2/8/00, a merger and reorganization was approved that combined the assets of the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Other Expenses 0.27%, and Total Fund Operating Expenses 0.82%.

(d) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.75%, Other Expenses 0.02%, and Total Fund Operating Expenses 0.77%. Before December 15, 1999, the Fund was known as the Franklin Capital Growth Fund. The fund administration fee is paid indirectly through the management fee.

(e) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Other Expenses 0.04%, and Total Fund Operating Expenses 0.64%. The fund administration fee is paid indirectly through the management fee.


(f) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
Management Fees 0.65%, Other Expenses 0.20%, and Total Fund Operating Expenses 0.85%.

(g) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Other Expenses 0.05%, and Total Fund Operating Expenses 0.85%. The fund administration fee is paid indirectly through the management fee.

Examples
The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets regardless of whether you surrender your contract at the end of each time period:

                                                                          Time Periods
                                                  1 year          3 years           5 years          10 years
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation Fund         $74.59          $110.30            $148.17          $253.25
       AIM V.I. International Equity Fund         $76.87          $117.21            $159.81          $277.12
       AIM V.I. Value Fund                        $74.87          $111.17            $149.64          $256.27
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.
       Select Equity Portfolio                    $74.97          $111.46            $150.12          $257.27
       Small Cap Stock Portfolio                  $77.53          $119.21            $163.18          $283.97
       International Equity Portfolio             $78.10          $120.93            $166.06          $289.80
       Quality Bond Portfolio                     $73.73          $107.70            $143.77          $244.14
       Large Cap Stock Portfolio                  $74.78          $110.88            $149.15          $255.27
------------------------------------------------------------------------------------------------------------------------------------

Managed by Lord, Abbett & Co.
       Bond Debenture Portfolio                   $75.73          $113.76            $154.01          $265.27
       Mid-Cap Value Portfolio                    $79.99          $126.62            $175.58          $308.94
       Large Cap Research Portfolio               $79.99          $126.62            $175.58          $308.94
       Developing Growth Portfolio                $79.04          $123.78            $170.83          $299.42
       Lord Abbett Growth and Income Portfolio    $74.30          $109.44            $146.71          $250.22
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares
Managed by Franklin Advisers, Inc.
       Franklin Small Cap Fund                    $75.44          $112.90            $152.55          $262.28
       Franklin Large Cap Growth Securities Fund  $74.97          $111.46            $150.12          $257.27
       Templeton Global Income Securities Fund    $73.83          $107.99            $144.26          $245.16
------------------------------------------------------------------------------------------------------------------------------------

Managed by Templeton Investment Counsel, Inc.
       Templeton International Securities Fund    $76.01          $114.63            $155.46          $268.25
------------------------------------------------------------------------------------------------------------------------------------

Managed by Templeton Global Advisors Limited
       Templeton Growth Securities Fund           $76.01          $114.63            $155.46          $268.25
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset Management Company
       Money Market Fund                          $69.59           $95.01            $122.20          $198.80
------------------------------------------------------------------------------------------------------------------------------------

Explanation of Fee Table

1. You may be entitled to a reduced sales charge if: 1) you indicate in writing that you will make additional purchase payments to your contract during a 13-month period; and 2) if the amount of the owner's investment (purchase payments plus contract value) falls within certain dollar ranges. See "Expenses" for a discussion of how the sales charge is determined.

2. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is under the Dollar Cost Averaging or Automatic Rebalancing Programs.

3.   During  the  accumulation   phase,   Cova  will  not  charge  the  contract
     maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, Cova will charge the contract maintenance charge.

4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

THE ANNUITY CONTRACT

This prospectus describes the Series A Fixed and Variable Annuity Contract offered by Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least one month after we issue your contract. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest rate credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general account assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."



ANNUITY PAYMENTS (THE INCOME PHASE)


Selecting an Annuity Date
Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract. Annuity payments must begin by the first day of a calendar month following the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later.


Annuity Payments
Unless you designate another person to receive the annuity payments, Cova will pay you the annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from:

o    the fixed account (fixed annuity payout);

o    the investment portfolio(s) (variable annuity payout); or

o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2)   the assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the assumed investment rate (AIR), your annuity payments will increase. Similarly, if the performance is less than the AIR, your annuity payments will decrease. Currently, the AIR is 3%. Cova may change the AIR or add AIRs in the future.

Annuity payments will be paid in monthly installments or at any frequency acceptable to Cova. Each annuity payment will be reduced by a pro rata portion of the contract maintenance charge. (See "Expenses").

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, Cova may pay your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month, Cova has the right to change the frequency of payments so that your annuity payments are at least $100.


Selecting an Annuity  Option

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments. You can change the annuity option at any time before the annuity date with 30 days notice to us.

You can choose one of the following annuity options or any other annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make periodic annuity payments so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make periodic annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period. If you do not want to receive annuity payments, you can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make periodic annuity payments so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.



PURCHASE

Purchase Payments
A purchase payment is the money you give us to purchase the contract. When you make a purchase payment (we call this the "gross purchase payment"), we will deduct the sales charge and any applicable premium taxes before we allocate it to the investment portfolio(s) and/or the fixed account (we call this the "net purchase payment"). See "Expenses" for a discussion of the sales charge.

The minimum gross purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum gross purchase payment we will accept is $2,000. The maximum gross purchase payments we accept are $1 million without our prior approval. You can make additional gross purchase payments of $500 or more to any type of contract any time during the accumulation phase.


Allocation of Purchase Payments
When you purchase a contract, we will allocate your net purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. Currently, you may allocate your money to any of the investment portfolios. Cova reserves the right to limit the number of investment portfolios you may invest in at any one time in the future. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. Cova will refund the contract value plus the sales charge determined as of the business day that the refund is made, which may be less than your gross purchase payment. If you are 60 or older when we issue your contract, you can cancel it within 30 days from the date you received it for a refund of the value of your contract plus the sales charge. If you have purchased the contract as an IRA, we may be required to refund your gross purchase payment if you decide to cancel your contract within 10 days after receiving it.


Accumulation Units
The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from business day to business day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the net purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:
   On Monday we receive an additional purchase payment from you. The amount of the net purchase payment is $5,000. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Quality Bond Portfolio.



INVESTMENT OPTIONS

The contract offers 19 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

The investment objectives and policies of certain investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisers,   distributors  and/or  affiliates  for  the
administrative services that it provides to the portfolios.

You should read the prospectuses for these funds carefully. Copies of these prospectuses will be distributed to you with this prospectus. Certain portfolios contained in the fund prospectuses may not be available with your contract.


AIM Variable Insurance Funds AIM Variable Insurance Funds is a management investment company with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

  AIM V.I. Capital Appreciation Fund
  AIM V.I. International Equity Fund
  AIM V.I. Value Fund


Cova Series Trust
Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Each investment portfolio has a different investment objective. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following investment portfolios are available under the contract:

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

  Select Equity Portfolio
  Small Cap Stock Portfolio
  International Equity Portfolio
  Quality Bond Portfolio
  Large Cap Stock Portfolio

Lord, Abbett & Co. is the sub-adviser to the following portfolios:

  Bond Debenture Portfolio
  Mid-Cap Value Portfolio
  Large Cap Research Portfolio
  Developing Growth Portfolio
  Lord Abbett Growth and Income Portfolio


Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Effective May 1, 2000, the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust. Franklin Templeton Variable Insurance Products Trust issues two classes of shares -- Class 1 and Class 2. Only shares of Class 1 are available under your contract. Franklin Advisers, Inc. is the investment manager of the Franklin Large Cap Growth Securities Fund, the Franklin Small Cap Fund and the Templeton Global Income Securities Fund. Templeton Investment Counsel, Inc. is the investment manager of the Templeton International Securities Fund. Templeton Global Advisors Limited is the investment manager for the Templeton Growth Securities Fund. The following portfolios are available under the contract:

  Franklin Small Cap Fund (the surviving fund of the merger with Franklin Small Cap Investments Fund)

  Franklin Large Cap Growth Securities Fund (the surviving fund of the merger with Franklin Large Cap Growth Investments Fund)

  Templeton International Securities Fund
     (formerly, Templeton International Fund)

  Templeton Growth Securities Fund (the surviving fund of the merger with Templeton Stock Fund)

  Templeton Global Income Securities Fund (the surviving fund of the merger with Templeton Bond Fund)


General American Capital Company
General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

  Money Market Fund


Transfers
You can transfer money among the fixed account and the investment portfolios. Cova has reserved the right during the year to terminate or modify the transfer provisions described below.

You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account. The minimum amount which must remain in an investment portfolio and/or the fixed account after a transfer is $500.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3.   Your request for transfer must clearly state how much the transfer is for.

4. We will process your transfer as of the end of the business day when our Service Office receives an acceptable transfer request which contains all required information (including the amount which is to be transferred and the investment portfolio(s) and/or fixed account involved in the transfer).

5. Neither Cova nor its Service Office is liable for a transfer made in accordance with your instructions.

6. Cova reserves the right to restrict the number of transfers per year and to restrict transfers from being made on consecutive business days.

7. Your right to make transfers is subject to modification if Cova determines, in Cova's sole opinion, that the exercise of the right by one or more owners is or would be to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Cova to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the investment portfolios and could include, but not be limited to:

     o   the requirement of a minimum time period between each transfer;

     o not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

     o limiting the dollar amount that may be transferred between the investment portfolios by an owner at any one time.

8. During the income phase you can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from a fixed annuity payout to a variable annuity payout, but you can transfer from a variable annuity payout to a fixed annuity payout at any time.

Telephone Transfers. You and/or your registered representative on your behalf can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.


Dollar Cost Averaging Program
The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Cova will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you buy the contract.

Cova reserves the right, without notice, to modify, terminate or suspend the Dollar Cost Averaging Program. Cova does not currently charge for participating in this program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee.


Automatic Rebalancing Program
Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st business day after the end of the period you selected. The Automatic Rebalancing Program is available only during the accumulation phase. Cova does not currently charge for participating in this program.

If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:
   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first business day of the next quarter, Cova would sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.


Voting Rights
Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.


Substitution
Cova may be required to substitute one or more of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this. Cova may limit further purchases in an investment portfolio if it deems the investment inappropriate.



EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


Mortality and Expense Risk Charge
This charge is equivalent, on an annual basis, to .85% of the daily value of the contract invested in an investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. This charge is also for administrative expenses. Cova may use any profits it makes from this charge to pay for the costs of distributing the contract.


Contract Maintenance Charge
During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

Cova will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected out of each annuity payment.


Sales Charge
Cova deducts a sales charge from a gross purchase payment before the payment is allocated to an investment portfolio and/or the fixed account. The amount of the sales charge depends on the "owner's investment." The owner's investment for the initial purchase payment equals the amount of the initial gross purchase payment. The owner's investment for subsequent purchase payments equals the amount of the subsequent gross purchase payment and the value of your contract on the day Cova receives the subsequent gross purchase payment. The charge is:

                               Sales Charge (as a percentage
     Owner's Investment        of gross purchase payment)
     --------------------      ----------------------------

     Less than $50,000                   5.75%
     $50,000 - $99,999.99                4.50%
     $100,000 - $249,999.99              3.50%
     $250,000 - $499,999.99              2.50%
     $500,000 - $999,999.99              2.00%
     $1,000,000 or greater               1.00%


How to Reduce the Sales Charge
You may be able to lower the sales charge you pay by indicating in writing the amount of gross purchase payments you intend to make during a 13-month period. You have 13 months from the date Cova receives the written indication to make the purchase payments you chose as your goal. We will deduct the sales charge based on the total of the purchase payments intended to be made if less than the sales charge as calculated above based on the owner's investment. You are not obligated to reach your purchase payment goal. If you do not make the amount of purchase payments you indicated during the 13-month period, we will deduct an additional charge from your contract in the 14th month equal to the difference between the sales charge determined with the intended purchase payments and the sales charge determined with the actual purchase payments made during the 13 months. Any additional sales charge will be deducted during the 14th month from the investment portfolios and the fixed account in the ratio that they bear to the value of your contract. Cova reserves the right to modify, suspend or terminate this feature at any time.

In addition, Cova will reduce or eliminate the amount of the sales charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova may not deduct a sales charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.


Premium Taxes
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.


Transfer Fee
You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 per transfer. We will deduct the transfer fee from the investment portfolio and/or the fixed account from which the transfer is made or from the amount transferred if the entire amount in the investment portfolio and/or the fixed account is transferred.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program, it will not count in determining the transfer fee.


Income Taxes
Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.


Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.



TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included in the Statement of Additional Information an additional discussion regarding taxes.




Annuity Contracts in General
Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.


Qualified and Non-Qualified Contracts
If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.


Withdrawals - Non-Qualified Contracts
If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6) which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts
If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after you reach age 59 1/2;

(2)  paid after you die;

(3)  paid if you become totally disabled (as that term is defined in the Code);

(4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

(5) paid to you after you have attained age 55 and you have left your employment;

(6) paid for certain allowable medical expenses (as defined in the Code);

(7)  paid pursuant to a qualified domestic relations order;

(8)  paid on account of an IRS levy upon the qualified contract;

(9)  paid from an IRA for medical insurance (as defined in the Code);

(10) paid from an IRA for qualified higher education expenses; or

(11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.


Withdrawals - Tax-Sheltered Annuities
The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59 1/2;

(2)  leaves his/her job;
(3)  dies;

(4)  becomes disabled (as that term is defined in the Code); or

(5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.


Diversification
The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.



ACCESS TO YOUR MONEY

You can have access to the money in your contract:

o    by making a withdrawal (either a partial or a complete withdrawal);

o    by electing to receive annuity payments; or

o    when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal, less any contract maintenance charge. Cova will pay the amount of a withdrawal from the investment portfolios within 7 days of the withdrawal request unless the Suspension of Payments or Transfers provision is in effect (see below).

Unless you instruct Cova in advance otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account. Under most circumstances, the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio or the fixed account.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


Suspension of Payments or Transfers
Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Systematic Withdrawal Program
You may use the Systematic Withdrawal Program. This program provides automatic monthly payments to you. Cova does not charge for participation in this program, but reserves the right to charge in the future.

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.



PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk charge and the operating expenses of the portfolios. It does not reflect the deduction of any applicable contract maintenance charge and sales charge. The deduction of any applicable contract maintenance charge and sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the sales charge, mortality and expense risk charge, contract maintenance charge and the operating expenses of the portfolios. Cova will show performance information which reflects both the maximum sales charge (5.75% of the gross purchase payment) and the minimum sales charge (1.00% of the gross purchase payment).

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The Appendix contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.



DEATH BENEFIT

Upon Your Death
If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

If you, or a joint owner, who is not the annuitant, die during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at your death. If you die during the income phase, the beneficiary will become the owner of the contract. At the time you buy the contract, you can select the Annual Step-Up Option or the Five Year Step-Up with 4% Accumulation Option. If you do not choose a death benefit option on the forms provided by Cova, the Annual Step-Up Option will be your death benefit.

The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

Annual Step-Up Option:

The death benefit will be the greatest of:

1.   Gross purchase payments less any withdrawals; or

2. The value of your contract determined on the business day following the day when Cova receives both due proof of death and an election for payment; or

3.   The greatest contract value (as explained below).

The greatest contract value is evaluated at each contract anniversary prior to the date of your or your joint owner's death and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value exceeds the greatest contract value, the greatest contract value will be increased to the current value of your contract. If a purchase payment is made, the amount of the gross purchase payment will increase the greatest contract value. If a withdrawal is made, the greatest contract value will be reduced by the amount withdrawn.

After you or your joint owner attains age 80, the greatest contract value is no longer evaluated at each contract anniversary. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value exceeds the greatest contract value, the greatest contract value will be increased to the current contract value. If a purchase payment is made, including after age 80, the amount of the gross purchase payment will increase the greatest contract value. If a withdrawal is made, including after age 80, the greatest contract value will be reduced by the amount withdrawn.

Five Year Step-Up with 4% Accumulation Option:

The death benefit will be the greatest of:

1. Gross purchase payments, less any withdrawals made on or before your or your joint owner's 80th birthday, accumulated at an effective annual rate of 4% until the owner's or joint owner's 80th birthday or death; plus any subsequent gross purchase payments less any subsequent withdrawals made subsequent to the owner's or a joint owner's 80th birthday; or

2. The value of your contract determined on the business day following the day when Cova receives both due proof of death and an election for payment; or

3. The greatest of the values of your contract resulting from taking the contract value on any 5 year contract anniversary while the owner, or a joint owner is living, on or before your, or your joint owner's 80th birthday, plus any gross purchase payments you made subsequent to that contract anniversary, less any withdrawals subsequent to that contract anniversary.

In certain states, one or both of the death benefit options described above may not be available. Check your contract for your applicable death benefit provision.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

The amount of the death benefit is determined as of the end of the business day during which Cova receives both due proof of death and an election for the payment option. The death benefit amount remains in the investment portfolios and/or the fixed account until distribution begins. From the time we determine the death benefit until we make a complete distribution, any amount in an investment portfolio will be subject to investment risk which is borne by the beneficiary.


Death of Annuitant
If the annuitant, not an owner or joint owner, dies during the accumulation phase, you, as the owner automatically become the annuitant. You can name a new annuitant, subject to Cova's administrative rules then in effect. If the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant during the income phase, the death benefit, if any, will be as provided for in the annuity option selected and will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.



OTHER INFORMATION

Cova

Cova Financial Life Insurance Company ("Cova") was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company ("General American Life") purchased Cova which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of Cova Financial Services Life Insurance Company (Cova Life), the parent company of Cova. The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your contract.

MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers.

Cova is licensed to do business in the State of California.


The Separate Account
Cova has established a separate account, Cova Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts (except the assets allocated to the fixed account). The Board of Directors of Cova adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.


Distributor
Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions ranging up to 5.0% of purchase payments, depending on the size of the purchase payment. Commissions are reduced once certain breakpoints in purchase payments and/or contract value are achieved for a contract. In addition, broker-dealers will be paid annual trail commissions in the amount of .25% of purchase payments, beginning in year 2.


Ownership
Owner. You, as the owner of the contract, have all the interest and rights under the contract. The owner is as designated at the time the contract is issued, unless changed. You can change the owner at any time. A change will automatically revoke any prior designation of an owner.

The change must be:

o    made in writing; and

o    received at Cova's Service Office.

The change will become effective as of the date when the written request is signed. A new designation of owner will not apply to any payment Cova makes or action it takes before it receives the change.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in states which do not allow this limitation on joint owners). Upon the death of either joint owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated. Joint owners must both authorize exercising any ownership rights (except telephone transfers) unless Cova permits otherwise.


Annuitant
The annuitant is the person whose life we look to when we make annuity payments. You may change the annuitant at any time prior to the annuity date unless the contract is owned by a non-natural person (e.g., a corporation). On or after the annuity date, any reference to the annuitant includes any joint annuitant.


Beneficiary
The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die by written request at Cova's Service Office. The change is effective as of the date you signed the notice.


Assignment
You can assign the contract at any time before the annuity date. Cova will not be bound by the assignment until it receives the written notice of the assignment at its Service Office. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


Financial Statements
The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.


Table of Contents of the
Statement of Additional Information
     Company
     Experts
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements

APPENDIX
PERFORMANCE INFORMATION
Future performance will vary and the results shown are not necessarily representative of future results.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

o Column A presents performance figures for the accumulation units which reflect the mortality and expense risk charge, the contract maintenance charge, the maximum sales charge (which is equal to 5.75% of the gross purchase payment), and the fees and expenses of the investment portfolio. The performance shown in Column A is standardized average annual total return performance calculated according to SEC requirements.

o Column B presents performance figures for the accumulation units which reflect the mortality and expense risk charge, the contract maintenance charge, the minimum sales charge (which is equal to 1.00% of the gross purchase payment) and the fees and expenses of the investment portfolio.

o Column C presents performance figures for the accumulation units which reflect the mortality and expense risk charge as well as the expenses of the investment portfolio.

o The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The performance returns for accumulation units investing in the portfolios in existence for less than one year are not annualized.



Part 1 AIM Variable Insurance Funds
Average Annual Total Return for the periods ended December 31, 1999:
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Accumulation Unit Performance
                                               Column A (reflects            Column B (reflects                  Column C
                                             all charges (assuming       all charges (assuming             (reflects mortality and
                                              maximum sales charge)        minimum sales charge)          expense risk charge and
                                             and portfolio expenses)       and portfolio expenses)          portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                             Separate Account
                             Inception Date                Since                       Since                           Since
Portfolio                    in Portfolio     1 yr         inception        1 yr       inception            1 yr       inception
------------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital
      Appreciation Fund      12/31/97       31.87%          23.04%         38.62%       26.20%             40.02%       26.83%
   AIM V.I. International
      Equity Fund            12/31/97       44.83%          28.73%         52.24%       32.04%             53.77%       32.70%
   AIM V.I. Value Fund       12/31/97       21.31%          26.16%         27.53%       29.40%             28.82%       30.05%
------------------------------------------------------------------------------------------------------------------------------------


Part 1 Cova Series Trust
Average Annual Total Return for the periods ended December 31, 1999:
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Accumulation Unit Performance
                                                    Column A (reflects           Column B (reflects                Column C
                                                   all charges (assuming        all charges (assuming       (reflects mortality and
                                                   maximum sales charge)       minimum sales charge)        expense risk charge and
                                                  and portfolio expenses)      and portfolio expenses)        portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                                 Separate Account
                                 Inception Date               Since                         Since                        Since
Portfolio                        in Portfolio       1 yr      inception         1 yr        inception         1 yr       inception
------------------------------------------------------------------------------------------------------------------------------------

   Select Equity Portfolio       5/15/96           2.47%       16.46%           7.74%        18.12%           8.83%       18.44%
   Small Cap Stock Portfolio     5/15/96          35.00%       14.18%          41.90%        15.83%          43.34%       16.14%
   International Equity Portfolio5/14/96          20.02%       12.48%          26.17%        14.10%          27.44%       14.41%
   Quality Bond Portfolio        5/20/96          -8.09%        3.12%          -3.36%         4.61%          -2.38%        4.90%
   Large Cap Stock Portfolio     5/16/96           9.90%       23.36%          15.55%        25.11%          16.72%       25.45%
   Bond Debenture Portfolio      5/20/96          -3.44%        7.59%           1.53%         9.14%           2.56%        9.43%
   Mid-Cap Value Portfolio       11/7/97          -1.35%        1.35%           3.72%         3.61%           4.77%        4.05%
   Large Cap Research Portfolio  2/17/98          17.21%       14.94%          23.22%        17.49%          24.47%       17.99%
   Developing Growth Portfolio   11/7/97          23.68%       14.32%          30.01%        16.86%          31.33%       17.36%
   Lord Abbett Growth and
      Income Portfolio           1/8/99             N/A         4.05%           N/A           9.39%           N/A         10.50%
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX
PERFORMANCE INFORMATION (continued)
Part 1 Franklin  Templeton  Variable  Insurance  Products Trust,  Class 1 Shares
Average Annual Total Return for the periods ended December 31, 1999:
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Accumulation Unit Performance

                                                    Column A (reflects           Column B (reflects                Column C
                                                   all charges (assuming        all charges (assuming       (reflects mortality and
                                                   maximum sales charge)       minimum sales charge)        expense risk charge and
                                                  and portfolio expenses)      and portfolio expenses)        portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                                 Separate Account
                                 Inception Date               Since                         Since                        Since
Portfolio                        in Portfolio       1 yr      inception         1 yr        inception         1 yr       inception
------------------------------------------------------------------------------------------------------------------------------------

   Franklin Small Cap Fund (1)   3/1/99             N/A        93.46%           N/A          103.31%          N/A         105.37%
   Franklin Large Cap Growth
      Securities Fund (2)        3/1/99             N/A        23.20%           N/A           29.51%          N/A          30.82%
   Templeton International
      Securities Fund (3)        9/21/98           15.44%       4.04%           21.36%         7.28%         22.59%         7.92%
   Templeton Growth
      Securities Fund (4)        3/2/99             N/A        14.08%           N/A           19.93%          N/A          21.14%
   Templeton Global Income
      Securities Fund (5)        3/1/99             N/A        -8.89%           N/A           -4.19%          N/A          -3.22%
------------------------------------------------------------------------------------------------------------------------------------

(1) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance of the Franklin Small Cap Fund.

(2) Effective May 1, 2000, the Franklin Large Cap Growth Investments Fund (previously offered under the contract) merged into the Franklin Large Cap Growth Securities Fund. Performance shown reflects historical performance of the Franklin Large Cap Growth Securities Fund.

(3) Previously, the Templeton International Securities Fund was known as the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities Fund.

(4) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance of the Templeton Growth Securities Fund.

(5) Effective May 1, 2000, the Templeton Bond Fund (previously offered under the contract) merged into the Templeton Global Income Securities Fund. Performance shown reflects historical performance of the Templeton Global Income Securities Fund.



APPENDIX
PERFORMANCE INFORMATION (continued)
Part 1 General American Capital Company
Average Annual Total Return for the periods ended December 31, 1999:
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Accumulation Unit Performance

                                                    Column A (reflects           Column B (reflects                Column C
                                                   all charges (assuming        all charges (assuming       (reflects mortality and
                                                   maximum sales charge)       minimum sales charge)        expense risk charge and
                                                  and portfolio expenses)      and portfolio expenses)        portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                              Separate Account
                              Inception Date                  Since                         Since                        Since
Portfolio                     in Portfolio          1 yr      inception         1 yr        inception         1 yr       inception
------------------------------------------------------------------------------------------------------------------------------------

   Money Market Fund          6/3/96               -1.78%      2.79%            3.27%         4.32%          4.32%        4.62%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX
PERFORMANCE INFORMATION (continued)
PART 2 - HISTORICAL FUND PERFORMANCE

Shares of certain portfolios have been offered prior to the time the Separate Account first invested in them and therefore have an investment performance history. In order to show how investment performance of certain portfolios affect accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the portfolio and the accumulation unit performance calculated by assuming that accumulation units were invested in the portfolio for the same periods.

o The performance figures in Column A for the portfolio reflect the fees and expenses paid by the portfolio.

o Column B presents performance figures for the accumulation units which reflect the mortality and expense risk charge, the contract maintenance charge, the maximum sales charge (which is equal to 5.75% of the gross purchase payment) and the expenses of the portfolio.

o Column C presents performance figures for the accumulation units which reflect the mortality and expense risk charge, the contract maintenance charge, the minimum sales charge (which is equal to 1.00% of the gross purchase payment) and the expenses of the portfolio.

o Column D presents performance figures for the accumulation units which reflect the mortality and expense risk charge as well as the fees and expenses of the portfolio.



Part 2 AIM Variable Insurance Funds
Average Annual Total Return for the periods ended December 31, 1999:
------------------------------------------------------------------------------------------------------------------------------------


                                      Fund Performance                          Accumulation Unit Performance

                                      Column A (reflects      Column B (reflects       Column C (reflects            Column D
                                      fees and expenses    all charges (assuming     all charges (assuming  (reflects mortality and
                                          paid by the        maximum sales charge)   minimum sales charge)   expense risk charge and
                                        portfolio only)     and portfolio expenses)  and portfolio expenses)    portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                           Portfolio
                           Inception             Since                    Since                     Since                  Since
Portfolio                  Date      1 yr  5 yrs inception  1 yr  5 yrs   inception    1 yr  5 yrs  inception  1 yr  5 yrs inception
------------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital
      Appreciation Fund    5/5/93  44.61% 25.59%  22.33%   31.87% 21.32%   8.85%     38.62%  22.59% 19.80%   40.02%  22.84% 19.98%
   AIM V.I. International
      Equity Fund          5/5/93  55.04% 21.93%  18.82%   44.83% 19.40%  16.70%     52.24%  20.67% 17.64%   53.77%  20.91% 17.82%
   AIM V.I. Value Fund     5/5/93  29.90% 27.23%  23.07%   21.31% 24.62%  20.88%     27.53%  25.92% 21.85%   28.82%  26.17% 22.03%
------------------------------------------------------------------------------------------------------------------------------------



APPENDIX
PERFORMANCE INFORMATION (continued)
Part 2 Cova Series Trust
Average Annual Total Return for the periods ended December 31, 1999:
------------------------------------------------------------------------------------------------------------------------------------


                                       Fund Performance                         Accumulation Unit Performance

                                      Column A (reflects      Column B (reflects       Column C (reflects            Column D
                                     fees and expenses       all charges (assuming   all charges (assuming   (reflects mortality and
                                          paid by the        maximum sales charge)   minimum sales charge)   expense risk charge and
                                        portfolio only)     and portfolio expenses)  and portfolio expenses)    portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                           Portfolio
                           Inception             Since                    Since                     Since                  Since
Portfolio                  Date      1 yr  5 yrs inception  1 yr  5 yrs   inception    1 yr  5 yrs  inception  1 yr  5 yrs inception
------------------------------------------------------------------------------------------------------------------------------------

   Select Equity Portfolio 5/1/96   9.71%  N/A    19.44%    2.47%  N/A    16.46%      7.74%   N/A   18.12%    8.83%   N/A   18.44%
   Small Cap Stock
      Portfolio            5/1/96  44.56%  N/A    17.30%   35.00%  N/A    14.18%     41.90%   N/A   15.83%   43.34%   N/A   16.14%
   International Equity
      Portfolio            5/1/96  28.52%  N/A    15.26%   20.02%  N/A    12.48%     26.17%   N/A   14.10%   27.44%   N/A   14.41%
   Quality Bond Portfolio  5/1/96  -1.54%  N/A     5.79%   -8.09%  N/A     3.12%     -3.36%   N/A    4.61%   -2.38%   N/A    4.90%
   Large Cap Stock
      Portfolio            5/1/96  17.64%  N/A    26.52%    9.90%  N/A    23.36%     15.55%   N/A   25.11%   16.72%   N/A   25.45%
   Bond Debenture
      Portfolio            5/1/96   3.40%  N/A    10.32%   -3.44%  N/A     7.59%      1.53%   N/A    9.14%    2.56%   N/A    9.43%
   Mid-Cap Value
      Portfolio            8/20/97  5.71%  N/A     4.95%   -1.35%  N/A     1.35%      3.72%   N/A    3.61%    4.77%   N/A    4.05%
   Large Cap Research
      Portfolio            8/20/97 25.54%  N/A    18.96%   17.21%  N/A    14.94%     23.22%   N/A   17.49%   24.47%   N/A   17.99%
   Developing Growth
      Portfolio            8/20/97 32.47%  N/A    18.35%   23.68%  N/A    14.32%     30.01%   N/A   16.86%   31.33%   N/A   17.36%
   Lord Abbett Growth
      and Income Portfolio 1/8/99   N/A    N/A    11.38%    N/A    N/A     4.05%      N/A     N/A    9.39%     N/A    N/A   10.50%
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX
PERFORMANCE INFORMATION (continued)
Part 2 Franklin  Templeton  Variable  Insurance  Products Trust,  Class 1 Shares
Average Annual Total Return for the periods ended December 31, 1999:
------------------------------------------------------------------------------------------------------------------------------------


                                       Fund Performance                          Accumulation Unit Performance

                                      Column A (reflects      Column B (reflects       Column C (reflects            Column D
                                       fees and expenses    all charges (assuming   all charges (assuming   (reflects mortality and
                                          paid by the        maximum sales charge)   minimum sales charge)   expense risk charge and
                                        portfolio only)     and portfolio expenses)  and portfolio expenses)    portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                           Portfolio
                           Inception             Since                    Since                     Since                  Since
Portfolio                  Date      1 yr  5 yrs inception  1 yr  5 yrs   inception    1 yr  5 yrs  inception  1 yr  5 yrs inception
------------------------------------------------------------------------------------------------------------------------------------
   Templeton International
      Securities Fund (1)  5/1/92  23.61%  17.21%15.36%    15.44% 14.78%  13.43%      21.36% 15.99% 14.24%    22.59% 16.22% 14.39%
   Templeton Growth
      Securities Fund (2)  3/15/94 21.04%  15.40%13.76%    13.03% 13.01%  11.57%      18.83% 14.21% 12.60%    20.03% 14.43% 12.80%
   Templeton Global Income
      Securities Fund (3)  1/24/89 -5.79%   5.39% 5.88%   -12.06%  3.18%   4.29%      -7.52%  4.29%  4.88%    -6.59%  4.50%  4.99%
   Franklin Small
      Cap Fund (4)         11/1/95 96.94%   N/A  30.41%    84.03%  N/A    27.40%      93.41%  N/A   29.02%    95.36%  N/A   29.33%
   Franklin Large Cap Growth
      Securities Fund (5)  5/1/96  31.65%   N/A  22.85%    22.95%  N/A     9.33%      29.26%  N/A   10.86%    30.56%  N/A   21.84%
------------------------------------------------------------------------------------------------------------------------------------

(1) Previously, Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

(2) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance and inception date of the Templeton Growth Securities Fund.

(3) Effective May 1, 2000, the Templeton Bond Fund (previously offered under the contract) merged into the Templeton Global Income Securities Fund. Performance shown reflects historical performance and inception date of the Templeton Global Income Securities Fund.

(4) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance and inception date of the Franklin Small Cap Fund.

(5) Effective May 1, 2000, the Franklin Large Cap Growth Investments Fund (previously offered under the contract) merged into the Franklin Large Cap Growth Securities Fund. Performance shown reflects historical performance and inception date of the Franklin Large Cap Growth Securities Fund.



APPENDIX
PERFORMANCE INFORMATION (continued)
Part 2 General American Capital Company
Average Annual Total Return for the periods ended December 31, 1999:
------------------------------------------------------------------------------------------------------------------------------------


                                      Fund Performance                           Accumulation Unit Performance

                                      Column A (reflects      Column B (reflects       Column C (reflects)           Column D
                                     fees and expenses       all charges (assuming    all charges (assuming  (reflects mortality and
                                          paid by the        maximum sales charge)   minimum sales charge)   expense risk charge and
                                        portfolio only)     and portfolio expenses)  and portfolio expenses)    portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                           Portfolio
                           Inception
Portfolio                  Date      1 yr  5 yrs 10 yrs     1 yr  5 yrs    10 yrs      1 yr  5 yrs   10 yrs    1 yr  5 yrs   10 yrs
------------------------------------------------------------------------------------------------------------------------------------

   Money Market Fund       10/1/87  5.20%  5.60%   5.35%   -1.78%  3.38%   3.76%      3.27%   4.50%  4.36%    4.32%   4.71%  4.46%
------------------------------------------------------------------------------------------------------------------------------------



Please send me, at no charge, the Statement of Additional Information dated July 11, 2000, for the Series A Annuity Contract issued by Cova.


               (Please print or type and fill in all information)




- ------------------------------------------------------------------------------
Name




- ------------------------------------------------------------------------------
Address




- ------------------------------------------------------------------------------
City                               State                    Zip Code


CC-4322 (7/00)                                                       COVA VA-CA











- ------------------------------
- ------------------------------
- ------------------------------




                         Cova Financial Life
                           Insurance Company
                         Attn: Variable Products
                         One Tower Lane
                         Suite 3000
                         Oakbrook Terrace, Illinois  60181-4644







                                      COVA
                              A MetLife(R) Company




                         Marketing and Executive Office
                           One Tower Lane, Suite 3000
                        Oakbrook Terrace, IL 60181-4644
                                  800-523-1661




                             Annuity Service Office
                                 P.O. Box 10366
                              Des Moines, IA 50306
                                  800-343-8496









CC-4320 (7/00)           Policy Form Series CC-4181           21-SERA-CA  (7/00)